MEMORIAL FUNDS

                               CORPORATE BOND FUND

                              INSTITUTIONAL SHARES

                       Supplement Dated March 15, 2001 to
                          Prospectus Dated May 1, 2000

1. On November 6, 2000, the Board of Trustees (the "Board") of the Memorial Funds (the "Trust") approved Memorial Investment Advisors, Inc. ("MIA") as the new investment adviser for Corporate Bond Fund (the "Fund"). Effective January 1, 2001, MIA will replace Forum Investment Advisors, LLC ("FIA") as the Fund's adviser. MIA will serve as interim investment adviser for the Fund under the same conditions and same annual advisory fee rate as the agreement with FIA. The Trust will seek shareholder approval of a new investment advisory agreement with MIA at a special shareholders' meeting that is planned for May 2001. If shareholders approve the agreement, MIA will serve as investment adviser for the Fund under the same terms and conditions and same annual advisory fee rate as the agreement with FIA. Page 5 of the Prospectus is amended by deleting the first paragraph under the Section "Adviser" and replacing it with the following:

     Memorial Investment Advisors, Inc. (the "Adviser"), 5847 San Felipe, Suite 875, Houston, Texas 77057, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the
     Fund and advising the Board on the selection of additional sub-advisers. The Adviser has entered into an investment sub-advisory agreement with the sub-adviser to exercise investment discretion over the assets (or a portion of assets) of the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.23 percent of the average daily net assets of the Fund.

2. On November 6, 2000, the Board also approved American General Investment Management, L.P ("American General") as the new investment sub-adviser for the Fund. Effective January 1, 2001, American General will replace Conseco Capital Management, Inc. ("Conseco") as the Fund's investment sub-adviser. American General will serve as interim investment sub-adviser for the Fund under the same conditions and same annual advisory fee rate as the agreement with Conseco. The Trust will seek shareholder approval of a new investment sub-advisory agreement with American General at a special shareholders' meeting that is planned for May 2001. If shareholders approve the agreement, American General will serve as investment sub-adviser for the Fund under the same terms and conditions and same annual advisory fee rate as the agreement with Conseco. Page 6 of the Prospectus is amended by deleting the second paragraph under the Section "Subadviser/Portfolio Manager" and replacing it with the following:

     American General Investment Management, L.P. ("AGIM"), 2929 Allen Parkway, Houston, Texas 77019, manages the portfolio of Corporate Bond Fund. AGIM was formed in 1998 as a successor to the investment management division of American General Corporation, and is an indirect wholly owned subsidiary of American General Corporation. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. Investment decisions for the Corporate Bond Fund are made by a team of investment professionals headed by Albert Gutierrez. Prior to joining AGIM, Mr. Gutierrez was with Conseco Capital Management, Inc. from 1988 to April 2000. Mr. Gutierrez holds a B.S. in Economics from the Wharton School, University of Pennsylvania.

                                 MEMORIAL FUNDS

                              GOVERNMENT BOND FUND

                              INSTITUTIONAL SHARES

                       Supplement Dated March 15, 2001 to
                          Prospectus Dated May 1, 2000

1. On September 18, 2000, the sub-adviser for Government Bond Fund (the "Fund") began managing the Fund's portfolio so that under normal circumstances, 100% of the Government Bond Fund's portfolio holdings will be fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities.

2. On November 6, 2000, the Board of Trustees (the "Board") of the Memorial Funds (the "Trust") approved Memorial Investment Advisors, Inc. ("MIA") as the new investment adviser for the Fund. Effective January 1, 2001, MIA will replace Forum Investment Advisors, LLC ("FIA") as the Fund's adviser. MIA will serve as interim investment adviser for the Fund under the same conditions and same annual advisory fee rate as the agreement with FIA. The Trust will seek shareholder approval of a new investment advisory agreement with MIA at a special shareholders' meeting that is planned for May 2001. If shareholders approve the agreement, MIA will serve as investment adviser for the Fund under the same terms and conditions and same annual advisory fee rate as the agreement with FIA. Page 6 of the Prospectus is amended by deleting the first paragraph under the Section "Adviser" and replacing it with the following:

     Memorial Investment Advisors, Inc. (the "Adviser"), 5847 San Felipe, Suite 875, Houston, Texas 77057, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the
     Fund and advising the Board on the selection of additional sub-advisers. The Adviser has entered into an investment sub-advisory agreement with the sub-adviser to exercise investment discretion over the assets (or a portion of assets) of the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.23 percent of the average daily net assets of the Fund.

2. Effective January 1, 2001, Northern Trust Investments, Inc. ("NTI"), a wholly-owned subsidiary of the Fund's current investment sub-adviser, The Northern Trust Company, will be the new investment sub-adviser to the Fund. This transfer does not require shareholder approval as it will not result in an increase in fees, a decrease in advisory services, or a change in investment advisory personnel. Page 6 of the Prospectus is amended by deleting the second paragraph under the Section "Subadviser/Portfolio Manager" and replacing it with the following:

     Northern Trust Investments, Inc. ("NTI"), 50 South LaSalle Street, Chicago, Illinois 60675, manages the portfolio of Government Bond Fund. NTI presently manages approximately $82 billion in assets. NTI is a wholly-owned subsidiary of The Northern Trust Company ("NTC"). Ms. Deborah L. Boyer is the Fund's portfolio manager. She is a Vice President and a senior portfolio manager for NTI and has been a member of NTC's fixed income team since October 1999. From 1989 to 1996, she was with First Chicago NBD Corporation where she served as a government bond trader and portfolio manager. From 1996 to October 2000 she was a portfolio manager at T. Rowe Price where she managed various taxable fixed income portfolios. Ms. Boyer holds a Masters in Management - Finance and Organizational Behavior from Northwestern University.

                                 MEMORIAL FUNDS

                               GROWTH EQUITY FUND

                              INSTITUTIONAL SHARES

                       Supplement Dated March 15, 2001 to
                          Prospectus Dated May 1, 2000

On November 6, 2000, the Board of Trustees (the "Board") of the Memorial Funds (the "Trust") approved Memorial Investment Advisors, Inc. ("MIA") as the new investment adviser for Growth Equity Fund (the "Fund"). Effective January 1, 2001, MIA will replace Forum Investment Advisors, LLC ("FIA") as the Fund's adviser. MIA will serve as interim investment adviser for the Fund under the same conditions and same annual advisory fee rate as the agreement with FIA. The Trust will seek shareholder approval of a new investment advisory agreement with MIA at a special shareholders' meeting that is planned for May 2001. If shareholders approve the agreement, MIA will serve as investment adviser for the Fund under the same terms and conditions and same annual advisory fee rate as the agreement with FIA. Page 5 of the Prospectus is amended by deleting the first paragraph under the Section "Adviser" and replacing it with the following:

     Memorial Investment Advisors, Inc. (the "Adviser"), 5847 San Felipe, Suite 875, Houston, Texas 77057, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the
     Fund and advising the Board on the selection of additional sub-advisers. The Adviser has entered into an investment sub-advisory agreement with the sub-adviser to exercise investment discretion over the assets (or a portion of assets) of the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.35 percent of the average daily net assets of the Fund.

                                 MEMORIAL FUNDS

                                VALUE EQUITY FUND

                              INSTITUTIONAL SHARES

                       Supplement Dated March 15, 2001 to
                         Prospectus Dated June 22, 2000

On November 6, 2000, the Board of Trustees (the "Board") of the Memorial Funds (the "Trust") approved Memorial Investment Advisors, Inc. ("MIA") as the new investment adviser for Value Equity Fund (the "Fund"). Effective January 1, 2001, MIA will replace Forum Investment Advisors, LLC ("FIA") as the Fund's adviser. MIA will serve as interim investment adviser for the Fund under the same conditions and same annual advisory fee rate as the agreement with FIA. The Trust will seek shareholder approval of a new investment advisory agreement with MIA at a special shareholders' meeting that is planned for May 2001. If shareholders approve the agreement, MIA will serve as investment adviser for the Fund under the same terms and conditions and same annual advisory fee rate as the agreement with FIA. Page 5 of the Prospectus is amended by deleting the first paragraph under the Section "Adviser" and replacing it with the following:

     Memorial Investment Advisors, Inc. (the "Adviser"), 5847 San Felipe, Suite 875, Houston, Texas 77057, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the
     Fund and advising the Board on the selection of additional sub-advisers. The Adviser has entered into an investment sub-advisory agreement with the sub-adviser to exercise investment discretion over the assets (or a portion of assets) of the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.35 percent of the average daily net assets of the Fund.